Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended									12 Months Ended
	Dec. 28, 2013 Pension_Plan	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Level 3 [Member]	Dec. 29, 2012 Level 3 [Member]	Dec. 28, 2013 Equity Securities [Member]	Dec. 28, 2013 Fixed Income Securities [Member]	Dec. 28, 2013 Cash [Member]	Dec. 28, 2013 Precious Metals [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Pension_Plan	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Level 3 [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member] Level 3 [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Equity Securities [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Fixed Income Securities [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Cash [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Precious Metals [Member]	Dec. 28, 2013 Minimum [Member]	Dec. 29, 2012 Minimum [Member]	Dec. 28, 2013 Minimum [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Minimum [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Maximum [Member]	Dec. 29, 2012 Maximum [Member]	Dec. 28, 2013 Maximum [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Maximum [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Pension Benefits [Member]	Dec. 28, 2013 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Other Benefits [Member]	Dec. 28, 2013 Other Benefits [Member] Continental Cement Company, L.L.C. [Member]
Defined Benefit Plan Disclosure [Line Items]
Expense for defined contribution plans	$ 2,300,000	$ 2,200,000	$ 1,900,000							$ 500,000	$ 400,000	$ 300,000
Number of noncontributory defined benefit pension plans	2									2
Effective date of plan amended to eliminate	Jan. 01, 2014									Jan. 01, 2014
Actuarial loss expected to be amortized from AOCI																											100,000	100,000	200,000	200,000
Assumed health care cost trend rates																			7.00%	7.00%	7.00%	7.00%	9.00%	9.00%	9.00%	9.00%
Target allocation						30.00%	63.00%	5.00%	2.00%						30.00%	63.00%	5.00%	2.00%
Defined benefit plan fair value of investments				0	0								0	0
Expected contribution to plans																											$ 1,000,000	$ 1,000,000	$ 1,300,000	$ 1,300,000